INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2018	$ 211	$ 239,693	$ 142	$ (90,263)	$ (1,002)	$ 148,781
Balance, shares at Dec. 31, 2018	25,850,188
Stock-based compensation		2,293				2,293
Exercise of share options and vesting of restricted stock units	$ 2	1,225				1,227
Exercise of share options and vesting of restricted stock units, shares	392,271
Other comprehensive income			(12)			(12)
Net income (loss)				12,893		12,893
Balance at Dec. 31, 2019	$ 213	243,211	130	(77,370)	(1,002)	$ 165,182
Balance, shares at Dec. 31, 2019	26,242,459					26,242,459
Stock-based compensation		1,941				$ 1,941
Exercise of share options and vesting of restricted stock units	$ 5	1,736				1,741
Exercise of share options and vesting of restricted stock units, shares	424,360
Other comprehensive income			368			368
Net income (loss)				(905)		(905)
Balance at Jun. 30, 2020	$ 218	$ 246,888	$ 498	$ (78,275)	$ (1,002)	$ 168,327
Balance, shares at Jun. 30, 2020	26,666,819					26,666,819